Cash Flow Information - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2010 ORIX Credit JPY (¥)
Schedule of Cash Flow, Supplemental [Line Items]
Non-cash investing activities, liabilities assumed	$ 468	¥ 38,437	¥ 142,906	¥ 27,688
Non-cash investing activities, common stocks received in connection with a sale of subsidiary					26,617
Loans to affiliate					95,547
Investment in affiliates					25,828
Investment in affiliates, increased during the period				121,375
Real estate under operating leases transferred from installment loans and investment in securities as a result of real estate collateral acquired from non-recourse loans	$ 1,100	¥ 90,398	¥ 59,783	¥ 83,018